Schedule of Business Line Distribution (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,810,341	$ 1,953,104	$ 6,265,261	$ 7,870,286	$ 10,648,175	$ 14,600,560
Income(loss) from operations	(304,161)	75,995	(426,450)	(115,621)	512,729	(2,924,545)
Net income (loss)	(360,916)	11,990	(591,529)	(287,710)	757,381	(3,169,525)
Reportable assets	18,163,940		18,163,940		18,754,876	14,997,772
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	$ 1,810,341	$ 1,953,104	$ 6,265,261	$ 7,870,286	$ 10,648,175	$ 14,600,560
Gross profit	(10.00%)	18.00%	2.00%	8.00%	14.00%	(8.00%)
Income(loss) from operations	$ (304,161)	$ 75,995	$ (426,450)	$ (115,621)	$ 512,729	$ (2,924,545)
Net income (loss)	(360,916)	11,990	(591,529)	(287,710)	768,410	(3,169,525)
Operating Segments [Member] | Corporate Segment [Member]
Segment Reporting Information [Line Items]
Income(loss) from operations	(60,282)	(36,468)	(161,371)	(88,220)	(159,332)	(62,311)
Net income (loss)	(60,282)	(36,468)	(161,371)	(88,220)	(159,332)	(62,311)
Reportable assets	947		947		22,938	1,230
Operating Segments [Member] | Direct Supply Model [Member]
Segment Reporting Information [Line Items]
Revenue	$ 30,663	$ 1,443,070	$ 1,250,979	$ 3,641,039	$ 5,259,447	$ 2,980,431
Gross profit	(417.00%)	22.00%	13.00%	19.00%	35.00%	4.00%
Income(loss) from operations	$ (181,652)	$ 156,840	$ (163,189)	$ 182,709	$ 1,702,897	$ (1,421,478)
Net income (loss)	(238,407)	92,834	(328,268)	10,620	1,490,210	(1,666,458)
Reportable assets	13,176,782		13,176,782		14,066,203	12,077,692
Operating Segments [Member] | Indirect Supply Model [Member]
Segment Reporting Information [Line Items]
Revenue	$ 1,779,678	$ 510,034	$ 5,014,282	$ 4,229,247	$ 5,388,728	$ 11,620,129
Gross profit	(3.00%)	(3.00%)	(1.00%)	(2.00%)	(6.00%)	(11.00%)
Income(loss) from operations	$ (62,227)	$ (44,377)	$ (101,890)	$ (210,110)	$ (1,030,836)	$ (1,440,756)
Net income (loss)	(62,227)	$ (44,376)	(101,890)	$ (210,110)	(568,468)	(1,440,756)
Reportable assets	$ 4,986,212		$ 4,986,212		$ 4,665,735	$ 2,918,850